Intangible assets, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortization of acquired intangible assets and land use right	¥ 69,095	$ 10,049	¥ 62,419	¥ 100,892
Finite-Lived Intangible Assets [Member]
Amortization of acquired intangible assets and land use right	¥ 20,995		¥ 14,510	¥ 56,977